MFRA NQM DEPOSITOR, LLC ABS-15G

Exhibit 99.02

Exception Summary (Loan Grades)
Run Date - 5/18/2021 3:56:54 PM

Exception Type	Exception Grade	Exception	Open Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Unable to Clear Exceptions	Total
Credit	3	Collection Comments - Incomplete -	5	0	0	0	0	5
		Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	1	0	0	0	0	1
		Total Credit Grade (3) Exceptions:	6	0	0	0	0	6